Property, Equipment, and Other Fixed Assets - Schedule of Property, Equipment, and Other Fixed Assets (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Schedule of Property, Equipment, and Other Fixed Assets [Line Items]
Property and equipment	$ 3,358,765	$ 3,037,920
Accumulated depreciation	(1,231,983)	(748,197)
Property, equipment and other fixed assets	2,126,782	2,289,723
Internally-developed software [Member]
Schedule of Property, Equipment, and Other Fixed Assets [Line Items]
Property and equipment	904,155	691,745
Furniture [Member]
Schedule of Property, Equipment, and Other Fixed Assets [Line Items]
Property and equipment	138,197	126,007
Equipment and vehicles [Member]
Schedule of Property, Equipment, and Other Fixed Assets [Line Items]
Property and equipment	2,306,413	2,220,168
Leasehold improvements [Member]
Schedule of Property, Equipment, and Other Fixed Assets [Line Items]
Property and equipment	$ 10,000